EARNINGS PER SHARE (Schedule of Weighted Average Shares Used in Earnings Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Basic weighted average number of shares outstanding	19,894	20,000	20,418